Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 722	$ 638	$ 452
Investing Activities
Capital expenditures on property, plant and equipment	(361)	(349)	(201)
Acquisitions, net of cash acquired	(23)	(8)	(46)
Proceeds from sale of businesses and assets, net	1	6	26
Deferred proceeds from Kelsterbach plant relocation	0	159	0
Capital expenditures related to Kelsterbach plant relocation	(49)	(204)	(312)
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	(68)	(45)	(27)
Net cash provided by (used in) investing activities	(500)	(441)	(560)
Financing Activities
Short-term borrowings (repayments), net	2	(13)	(31)
Proceeds from short-term borrowings	71	70	70
Repayments of short-term borrowings	(71)	(73)	(55)
Proceeds from long-term debt	550	411	600
Repayments of long-term debt	(489)	(591)	(897)
Refinancing costs	(9)	(8)	(24)
Purchases of treasury stock, including related fees	(45)	(31)	(48)
Dividends to parent	0	0	0
Contributions from parent	0	0	0
Stock option exercises	62	20	14
Series A common stock dividends	(43)	(34)	(28)
Preferred stock dividends	0	0	(3)
Return of capital to parent	0	0	0
Other, net	21	(4)	14
Net cash provided by (used in) financing activities	49	(253)	(388)
Exchange rate effects on cash and cash equivalents	6	(2)	(18)
Net increase (decrease) in cash and cash equivalents	277	(58)	(514)
Cash and cash equivalents at beginning of period	682	740	1,254
Cash and cash equivalents at end of period	959	682	740
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	7	41	44
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing Activities
Short-term borrowings (repayments), net	0	0	0
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	(45)	(31)	(48)
Dividends to parent	0	0	0
Contributions from parent	0	0	0
Stock option exercises	62	20	14
Series A common stock dividends	(43)	(34)	(28)
Preferred stock dividends	0	0	(3)
Return of capital to parent	0	0	0
Other, net	29	4	16
Net cash provided by (used in) financing activities	3	(41)	(49)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	10	0	(5)
Cash and cash equivalents at beginning of period	0	0	5
Cash and cash equivalents at end of period	10	0	0
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(100)	(127)	(38)
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	100	0
Contributions to subsidiary	0	(100)	0
Intercompany loan receipts (disbursements)	5	5	5
Other, net	0	0	0
Net cash provided by (used in) investing activities	5	5	5
Financing Activities
Short-term borrowings (repayments), net	53	307	370
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	500	400	600
Repayments of long-term debt	(414)	(532)	(827)
Refinancing costs	(9)	(8)	(24)
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	(35)	(45)	(86)
Contributions from parent	0	0	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	0	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	95	122	33
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	396	446	173
Investing Activities
Capital expenditures on property, plant and equipment	(170)	(145)	(88)
Acquisitions, net of cash acquired	(23)	(8)	(46)
Proceeds from sale of businesses and assets, net	1	1	4
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	(3)	0	0
Intercompany loan receipts (disbursements)	(53)	(307)	(337)
Other, net	(9)	(15)	(6)
Net cash provided by (used in) investing activities	(257)	(474)	(473)
Financing Activities
Short-term borrowings (repayments), net	5	(5)	3
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	50	0	0
Repayments of long-term debt	(10)	(9)	(7)
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	(35)	(45)	(86)
Contributions from parent	0	100	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	0	0
Other, net	(7)	(8)	(2)
Net cash provided by (used in) financing activities	3	33	(92)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	142	5	(392)
Cash and cash equivalents at beginning of period	133	128	520
Cash and cash equivalents at end of period	275	133	128
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	489	368	445
Investing Activities
Capital expenditures on property, plant and equipment	(191)	(204)	(113)
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	5	22
Deferred proceeds from Kelsterbach plant relocation	0	159	0
Capital expenditures related to Kelsterbach plant relocation	(49)	(204)	(312)
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	(59)	(30)	(21)
Net cash provided by (used in) investing activities	(299)	(274)	(424)
Financing Activities
Short-term borrowings (repayments), net	(3)	(8)	(34)
Proceeds from short-term borrowings	71	70	70
Repayments of short-term borrowings	(71)	(73)	(55)
Proceeds from long-term debt	0	11	0
Repayments of long-term debt	(70)	(55)	(101)
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	0	0	0
Contributions from parent	3	0	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	(100)	0
Other, net	(1)	0	0
Net cash provided by (used in) financing activities	(71)	(155)	(120)
Exchange rate effects on cash and cash equivalents	6	(2)	(18)
Net increase (decrease) in cash and cash equivalents	125	(63)	(117)
Cash and cash equivalents at beginning of period	549	612	729
Cash and cash equivalents at end of period	674	549	612
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(70)	(90)	(172)
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	(100)	0
Contributions to subsidiary	3	100	0
Intercompany loan receipts (disbursements)	48	302	332
Other, net	0	0	0
Net cash provided by (used in) investing activities	51	302	332
Financing Activities
Short-term borrowings (repayments), net	(53)	(307)	(370)
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	5	5	38
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	70	90	172
Contributions from parent	(3)	(100)	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	100	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	19	(212)	(160)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0